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                     PUTNAM CAPITAL MANAGER (SERIES I-IV)
                              SEPARATE ACCOUNT TEN
                       HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 33-17207



   SUPPLEMENT DATED OCTOBER 15, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

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          SUPPLEMENT DATED OCTOBER 15, 2004 TO YOUR PROSPECTUS

The following information replaces the portions of the table entitled "Annual Fund Operating Expenses" of your prospectus with respect to the following funds: Putnam VT Capital Opportunities Fund - Class IA, Putnam VT Equity Income Fund - Class IA and Putnam VT Mid Cap Value Fund - Class IA.

The remainder of such table shall remain unchanged.

                                                 TOTAL ANNUAL FUND
                                                 OPERATING EXPENSES                       TOTAL
                                                (BEFORE CONTRACTUAL   CONTRACTUAL FEE     ANNUAL
                                                  FEE WAIVERS OR        WAIVERS OR         FUND
                      MANAGEMENT     OTHER            EXPENSE             EXPENSE        OPERATING
                         FEES       EXPENSES       REIMBURSEMENTS)     REIMBURSEMENTS     EXPENSES
--------------------------------------------------------------------------------------------------
Putnam VT Capital
Opportunities Fund -
Class IA (1) (2)         0.65%       1.31%             1.96%               0.91%            1.05%

Putnam VT Equity
Income Fund -
Class IA (1) (2)         0.65%       0.67%             1.32%               0.27%            1.05%

Putnam VT Mid Cap
Value Fund -
Class IA (1) (2)         0.70%       1.20%             1.90%               0.80%            1.10%

The footnote to the "Annual Fund Operating Expense" table is deleted and replaced with the following:

(1) Expenses represent estimates for the Fund's current fiscal year, which ends on December 31, 2004.

(2) In order to limit the expenses of Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund, Putnam Management has agreed to limit each Fund's compensation (and, to the extent necessary, bear other expenses of each Fund) through December 31, 2004.

          THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE
                                       REFERENCE.

HV- 4961